Document and Entity Information Document	Sep. 09, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Invitation Homes Inc.
Entity Central Index Key	0001687229
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38004
Entity Tax Identification Number	90-0939055
Entity Address, Address Line One	5420 LBJ Freeway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	421-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	INVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false